Concentrations (Details Narrative) $ in Thousands	12 Months Ended
Sep. 30, 2016 USD ($) integer
Tenants leasing mining locations | integer	4
Mining Top Customer
Customer revenue concentration	15.60%
Accounts receivable concentration | $	$ 243
Asset Management Top Customer
Customer revenue concentration	11.00%